Leases - Schedule of Components of Lease Expense (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Leases [Abstract]
Operating leases	$ 107,852	$ 95,481
Interest on lease liabilities	6,117	3,788
Total net lease cost	$ 113,969	$ 99,269